Equity - Capital adjustments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital adjustments [Abstract]
Beginning balance	₩ (807,114)	₩ (658,664)
Acquisition of treasury stock	(1,250,001)	(700,000)	₩ (485,947)
Disposal and retirement of treasury stocks	900,000	450,297
Repayments of hybrid bonds	(1,322)	102,143
Other transactions with owners	(21,643)	(890)
Ending balance	₩ (1,180,080)	₩ (807,114)	₩ (658,664)